Financial Instruments (Narrative) (Details) (USD $) In Millions, unless otherwise specified				3 Months Ended
	Mar. 31, 2014 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Mar. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term Investments	$ 1,220	$ 1,105	$ 0		$ 1,849
Marketable Securities, Equity Securities	50	49	0		45
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers Into Level 3				$ 945